Income Taxes (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax asset:
Tax loss carry forward	$ 6,699,345	$ 3,499,428
Deferred tax liability:
Depreciation and amortization	(547,147)	(445,428)
Net deferred tax assets before valuation allowance	6,152,198	3,054,000
Valuation allowance	(6,152,198)	(3,054,000)
Deferred tax asset, net